Expenses by nature (Details) - USD ($)		12 Months Ended
	Jun. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of the Company's other regional, center support costs, corporate, general and administrative expenses
Bad debt expense		$ 0	$ 0
Deferral payment expense	$ 300,000
Deferred earn-out consideration payable in cash	4,443,040
Achieve
Components of the Company's other regional, center support costs, corporate, general and administrative expenses
Deferred earn-out consideration payable in cash	$ 4,443,040
Other regional and support center
Components of the Company's other regional, center support costs, corporate, general and administrative expenses
Salaries and bonuses		12,278,518	9,798,901	$ 7,122,556
Marketing expenses		6,765,806	6,446,798	2,705,891
Total		19,044,324	16,245,699	9,828,447
Corporate, general and administrative expense
Components of the Company's other regional, center support costs, corporate, general and administrative expenses
Salaries and bonuses		13,145,385	10,195,949	7,063,682
Marketing expenses		623,560	1,030,196	1,934,227
Professional and legal fees		3,435,653	2,603,597	2,336,835
Computer supplies and software		1,386,318	859,100	629,176
Transaction costs		426,006		385,674
Travel, meals and entertainment		211,704	165,217	404,893
Bad debt expense				2,894,989
Deferral payment expense		300,000
Insurance		569,471	128,281	114,713
Other		568,857	163,021	607,157
Total		20,666,954	15,145,361	16,371,346
Corporate, general and administrative expense | Achieve
Components of the Company's other regional, center support costs, corporate, general and administrative expenses
Deferral payment expense		$ 300,000	$ 0	$ 0